Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk - USD - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 49,024	$ 48,226
Rate increase on borrowings	243	261
Rate decrease on borrowings	$ (243)	$ (261)
Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	9.70%	10.45%
Rate increase	1.39%	1.94%
Rate decrease	1.13%	1.58%
Bottom of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.19%	10.97%
Rate decrease	9.22%	9.93%
Top of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	9.70%	10.45%
Rate increase	1.39%	1.94%
Rate decrease	1.13%	1.58%
Top of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.19%	10.97%
Rate decrease	9.22%	9.93%